American Century Investments®
Quarterly Portfolio Holdings
American Century® Quality Diversified International ETF (QINT)
May 28, 2021

American Century Quality Diversified International ETF - Schedule of Investments
MAY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Australia — 6.6%
Aristocrat Leisure Ltd.	23,044	745,545
Aurizon Holdings Ltd.	69,226	194,947
BHP Group Ltd.	6,870	254,485
Computershare Ltd.	60,599	757,203
CSL Ltd.	825	184,271
Domino's Pizza Enterprises Ltd.	7,232	599,528
Evolution Mining Ltd.	51,635	209,516
Fortescue Metals Group Ltd.	219,274	3,745,073
Goodman Group	35,739	533,713
James Hardie Industries plc	5,939	194,412
Magellan Financial Group Ltd.	11,368	423,663
Medibank Pvt Ltd.	78,292	189,230
Northern Star Resources Ltd.	21,240	186,694
Ramsay Health Care Ltd.	4,149	202,897
REA Group Ltd.	1,585	201,136
Sonic Healthcare Ltd.	56,125	1,507,885
South32 Ltd.	95,210	220,226
Stockland	63,249	227,830
Vicinity Centres	321,626	391,491
Wesfarmers Ltd.	6,740	288,846
Woolworths Group Ltd.	6,064	196,198
Xero Ltd.(1)	1,830	183,751
		11,638,540
Austria — 1.0%
ANDRITZ AG	12,245	714,223
OMV AG	7,690	445,692
Raiffeisen Bank International AG	10,035	238,892
Verbund AG	2,347	216,949
voestalpine AG	4,212	188,866
		1,804,622
Belgium — 0.6%
KBC Group NV	2,319	189,640
Proximus SADP	10,383	211,388
Solvay SA	1,681	227,276
UCB SA	3,718	348,617
		976,921
Canada — 8.2%
Alimentation Couche-Tard, Inc., B Shares	5,558	203,272
Bank of Montreal	2,807	294,712
Bank of Nova Scotia (The)	3,474	233,862
BRP, Inc.	2,312	194,874
Canadian Imperial Bank of Commerce	2,280	268,881
Canadian Pacific Railway Ltd.	17,460	1,417,902
Canadian Tire Corp. Ltd., Class A	6,287	1,076,076
CCL Industries, Inc., Class B	3,739	211,000
CGI, Inc.(1)	2,720	243,134
Constellation Software, Inc.	1,033	1,482,697
Dollarama, Inc.	4,389	191,982

Empire Co. Ltd., Class A	13,335	456,348
FirstService Corp.	1,231	199,722
Franco-Nevada Corp.	1,559	233,218
Great-West Lifeco, Inc.	9,953	306,005
Intact Financial Corp.	1,493	202,741
Kinross Gold Corp.	32,664	264,719
Loblaw Cos. Ltd.	7,681	472,687
Magna International, Inc.	14,309	1,438,955
Manulife Financial Corp.	81,521	1,703,303
Metro, Inc.	4,017	194,532
National Bank of Canada	2,651	206,901
Pan American Silver Corp.	5,477	184,350
Power Corp. of Canada	8,426	274,822
Quebecor, Inc., Class B	6,621	179,940
Rogers Communications, Inc., Class B	3,854	198,985
Saputo, Inc.	7,212	250,271
Sun Life Financial, Inc.	3,470	186,915
TFI International, Inc.	2,391	229,203
Toromont Industries Ltd.	5,511	500,735
West Fraser Timber Co. Ltd.	4,289	330,054
Wheaton Precious Metals Corp.	5,849	280,587
WSP Global, Inc.	2,219	251,695
		14,365,080
China — 4.0%
Alibaba Group Holding Ltd., ADR(1)	3,399	727,250
ANTA Sports Products Ltd.	50,000	1,009,234
Autohome, Inc., ADR	3,466	267,125
BYD Co. Ltd., H Shares	31,000	712,434
BYD Electronic International Co. Ltd.	31,000	197,272
China Molybdenum Co. Ltd., H Shares	726,000	486,396
CSC Financial Co. Ltd., H Shares	109,000	141,175
Daqo New Energy Corp., ADR(1)	3,792	282,049
Great Wall Motor Co. Ltd., H Shares	188,000	521,547
JD.com, Inc., ADR(1)	363	26,840
JOYY, Inc., ADR	3,353	258,013
Kingsoft Corp. Ltd.	46,000	310,630
Li Ning Co. Ltd.	70,500	648,113
NetEase, Inc., ADR	8,257	973,748
Vipshop Holdings Ltd., ADR(1)	10,595	245,062
Yihai International Holding Ltd.(1)	29,000	229,137
		7,036,025
Denmark — 2.5%
Ambu A/S, B Shares	3,625	138,213
AP Moller - Maersk A/S, B Shares	172	473,876
Carlsberg A/S, B Shares	1,297	237,956
Coloplast A/S, B Shares	1,101	174,525
DSV Panalpina A/S	1,050	255,700
Genmab A/S(1)	2,507	1,022,923
Novo Nordisk A/S, B Shares	3,019	238,078
Novozymes A/S, B Shares	2,899	211,336
Pandora A/S	4,879	658,292
Royal Unibrew A/S	4,757	613,985
Vestas Wind Systems A/S	8,093	316,033
		4,340,917

Finland — 1.4%
Elisa Oyj	3,069	181,782
Fortum Oyj	8,429	243,223
Kone Oyj, B Shares	2,092	170,016
Neste Oyj	2,662	175,390
Orion Oyj, Class B	4,072	179,594
Stora Enso Oyj, R Shares	10,304	183,366
Valmet Oyj	30,233	1,310,337
		2,443,708
France — 8.9%
Air Liquide SA	1,108	188,232
Amundi SA	7,495	665,570
Arkema SA	4,068	538,406
AXA SA	8,087	224,891
BioMerieux	1,314	151,573
Bollore SA	42,414	219,310
Capgemini SE	1,263	235,891
Carrefour SA	13,253	269,375
Cie de Saint-Gobain(1)	17,241	1,156,100
Danone SA	2,991	212,985
Eiffage SA	1,975	217,689
Engie SA	13,997	208,954
Eurofins Scientific SE(1)	1,878	200,987
Euronext NV	10,671	1,132,665
Hermes International	1,261	1,755,006
Ipsen SA	2,380	248,173
Klepierre SA	10,473	303,835
L'Oreal SA	466	210,742
LVMH Moet Hennessy Louis Vuitton SE	285	228,051
Publicis Groupe SA	13,861	935,952
Remy Cointreau SA	875	182,299
Rexel SA(1)	10,810	219,706
Sanofi	26,630	2,846,193
Sartorius Stedim Biotech	1,784	772,479
Schneider Electric SE	1,368	217,498
SCOR SE(1)	6,121	199,049
SOITEC(1)	789	159,238
STMicroelectronics NV	4,326	161,250
Teleperformance	580	221,987
Thales SA	2,145	219,705
TOTAL SE	4,506	209,939
Unibail-Rodamco-Westfield(1)	5,530	486,367
Vivendi SE	5,973	217,302
Wendel SE	1,776	248,128
		15,665,527
Germany — 4.7%
Bechtle AG	885	171,108
Brenntag SE	4,770	447,491
Covestro AG	15,202	1,060,708
Evonik Industries AG	35,890	1,287,246
FUCHS PETROLUB SE, Preference Shares	3,050	156,561
GEA Group AG	29,389	1,277,332
HeidelbergCement AG	2,802	255,826
HelloFresh SE(1)	6,434	581,069
Lanxess AG	3,122	233,094

Merck KGaA	2,277	408,880
Nemetschek SE	2,652	197,291
Porsche Automobil Holding SE, Preference Shares	2,082	231,380
QIAGEN NV(1)	3,372	167,011
Sartorius AG, Preference Shares	449	222,618
Schaeffler AG, Preference Shares	23,758	220,104
Symrise AG	1,420	188,665
Uniper SE	5,800	212,768
United Internet AG	3,791	157,939
Volkswagen AG, Preference Shares	1,770	486,759
Zalando SE(1)	1,626	173,491
		8,137,341
Hong Kong — 1.1%
SITC International Holdings Co. Ltd.	150,000	529,260
Techtronic Industries Co. Ltd.	77,500	1,458,758
		1,988,018
Ireland — 0.4%
CRH plc	8,863	461,750
Smurfit Kappa Group plc	3,531	186,860
		648,610
Israel — 0.4%
Bank Hapoalim BM(1)	29,371	257,552
Bank Leumi Le-Israel BM(1)	34,256	274,852
Isracard Ltd.(1)	1	3
Teva Pharmaceutical Industries Ltd.(1)	19,889	208,491
		740,898
Italy — 3.0%
A2A SpA	252,182	525,964
Assicurazioni Generali SpA	11,625	238,496
DiaSorin SpA	4,258	747,478
Eni SpA	113,683	1,395,222
Ferrari NV	2,135	449,703
Interpump Group SpA	3,636	203,961
Intesa Sanpaolo SpA	83,690	245,449
Mediobanca Banca di Credito Finanziario SpA(1)	19,519	232,163
Moncler SpA	3,356	236,841
Recordati Industria Chimica e Farmaceutica SpA	3,281	182,669
Telecom Italia SpA/Milano	1,499,622	802,039
		5,259,985
Japan — 21.8%
Advantest Corp.	2,000	175,307
AGC, Inc.	5,500	240,138
Ajinomoto Co., Inc.	18,700	434,069
Astellas Pharma, Inc.	77,700	1,238,203
Brother Industries Ltd.	31,200	663,194
Canon, Inc.	10,900	259,664
Capcom Co. Ltd.	2,700	86,664
Chugai Pharmaceutical Co. Ltd.	37,600	1,420,979
Cosmos Pharmaceutical Corp.	1,200	167,999
CyberAgent, Inc.	2,800	55,613
Dai Nippon Printing Co. Ltd.	11,400	246,837
Daikin Industries Ltd.	900	179,750
Daito Trust Construction Co. Ltd.	1,600	173,986
Denso Corp.	2,800	190,878
Dentsu Group, Inc.	5,900	205,066

Eisai Co. Ltd.	2,400	160,783
Fast Retailing Co. Ltd.	200	162,407
FUJIFILM Holdings Corp.	3,800	261,297
Fujitsu Ltd.	3,000	488,744
GMO Payment Gateway, Inc.	5,000	597,274
Hakuhodo DY Holdings, Inc.	12,400	210,581
Hitachi Ltd.	4,500	236,799
Hoya Corp.	1,500	196,851
Iida Group Holdings Co. Ltd.	22,200	596,190
INPEX Corp.	22,800	155,471
ITOCHU Corp.	7,300	219,859
Japan Tobacco, Inc.	104,800	2,079,230
Kajima Corp.	61,100	846,582
Kao Corp.	3,000	183,946
Keyence Corp.	400	197,474
Kikkoman Corp.	2,500	164,814
Kirin Holdings Co. Ltd.	68,800	1,388,574
Kobayashi Pharmaceutical Co. Ltd.	1,700	150,522
Kobe Bussan Co. Ltd.	8,900	225,761
Komatsu Ltd.	24,700	743,644
Kubota Corp.	9,000	206,770
Kyocera Corp.	3,200	196,463
Lion Corp.	10,700	188,232
M3, Inc.	14,500	972,816
Marubeni Corp.	27,500	245,233
McDonald's Holdings Co. Japan Ltd.	3,400	152,248
MEIJI Holdings Co. Ltd.	3,200	198,627
MINEBEA MITSUMI, Inc.	15,100	411,900
MISUMI Group, Inc.	5,500	177,497
Mitsubishi Gas Chemical Co., Inc.	16,900	396,632
Mitsubishi UFJ Financial Group, Inc.	39,000	223,697
Mitsui & Co. Ltd.	7,900	174,513
Mitsui Chemicals, Inc.	18,800	635,114
MonotaRO Co. Ltd.	14,900	346,698
Murata Manufacturing Co. Ltd.	1,900	143,737
NEC Corp.	25,000	1,167,063
Nidec Corp.	1,400	160,330
Nihon M&A Center, Inc.	7,100	172,527
Nintendo Co. Ltd.	3,300	2,040,810
Nippon Express Co. Ltd.	2,700	218,030
Nippon Telegraph & Telephone Corp.	14,700	397,573
Nissan Chemical Corp.	5,400	282,264
Nissin Foods Holdings Co. Ltd.	2,200	159,316
Nitori Holdings Co. Ltd.	1,600	276,157
Nitto Denko Corp.	1,900	149,750
Nomura Holdings, Inc.	35,100	192,275
NTT Data Corp.	13,400	216,389
Obayashi Corp.	23,800	202,022
Omron Corp.	2,000	158,034
Ono Pharmaceutical Co. Ltd.	56,200	1,279,196
Oracle Corp. (Tokyo)(1)	1,600	144,513
ORIX Corp.	12,000	211,733
Otsuka Corp.	4,400	237,418
Otsuka Holdings Co. Ltd.	5,400	226,121
Panasonic Corp.	21,200	240,476

Recruit Holdings Co. Ltd.	3,900	199,644
Renesas Electronics Corp.(1)	15,300	160,121
Resona Holdings, Inc.	54,900	235,870
Ricoh Co. Ltd.	57,700	686,858
SCSK Corp.	3,500	208,304
Seiko Epson Corp.	14,900	270,285
Sekisui House Ltd.	98,100	2,061,977
Seven & i Holdings Co. Ltd.	6,100	268,118
Shimadzu Corp.	4,700	166,567
SMC Corp.	300	180,266
Sony Group Corp.	1,900	188,689
Square Enix Holdings Co. Ltd.	3,600	193,219
Sumitomo Dainippon Pharma Co., Ltd.	15,200	291,304
Sumitomo Electric Industries Ltd.	14,100	216,795
Sumitomo Mitsui Financial Group, Inc.	6,600	240,993
Suntory Beverage & Food Ltd.	6,000	223,613
Suzuki Motor Corp.	3,900	169,972
T&D Holdings, Inc.	15,100	205,139
Taisei Corp.	5,800	204,603
Taisho Pharmaceutical Holdings Co. Ltd.	3,300	188,045
TDK Corp.	2,600	327,003
TIS, Inc.	9,800	251,138
Tokyo Electron Ltd.	3,500	1,533,665
Tosoh Corp.	14,600	259,263
Toyota Tsusho Corp.	6,100	277,790
Trend Micro, Inc.	4,300	218,102
Tsuruha Holdings, Inc.	1,300	157,950
Unicharm Corp.	4,300	170,510
USS Co. Ltd.	10,800	189,907
Yamato Holdings Co. Ltd.	6,500	177,371
ZOZO, Inc.	6,600	224,261
		38,154,666
Netherlands — 4.1%
Aalberts NV	4,439	252,413
ASM International NV	2,046	639,222
ASML Holding NV	705	475,783
BE Semiconductor Industries NV	2,216	177,606
Koninklijke Ahold Delhaize NV	71,690	2,084,838
Koninklijke DSM NV	1,012	186,282
Koninklijke Philips NV	22,687	1,280,593
NN Group NV	21,003	1,067,872
Randstad NV	6,051	470,701
Signify NV	4,666	288,278
Wolters Kluwer NV	2,106	202,038
		7,125,626
New Zealand — 0.2%
a2 Milk Co. Ltd. (The)(1)	24,123	103,086
Fisher & Paykel Healthcare Corp. Ltd.	9,075	192,083
		295,169
Norway — 1.5%
Equinor ASA	10,768	234,469
Gjensidige Forsikring ASA	7,263	163,762
Norsk Hydro ASA	47,487	307,930
Orkla ASA	40,154	419,112
Salmar ASA	3,002	221,824

Schibsted ASA, Class A	4,122	201,083
Telenor ASA	10,320	179,863
TOMRA Systems ASA	12,837	666,815
Yara International ASA	4,907	261,989
		2,656,847
Singapore — 0.9%
Genting Singapore Ltd.	317,400	202,485
Oversea-Chinese Banking Corp. Ltd.	24,700	233,203
Singapore Exchange Ltd.	130,100	1,020,679
Wilmar International Ltd.	42,300	152,975
		1,609,342
South Korea — 0.9%
Celltrion, Inc.(1)	1,970	482,607
Kumho Petrochemical Co. Ltd.	2,105	439,910
NCSoft Corp.	949	725,186
		1,647,703
Spain — 2.5%
ACS Actividades de Construccion y Servicios SA	13,276	408,773
Banco Bilbao Vizcaya Argentaria SA(1)	36,546	228,016
Banco Santander SA(1)	114,392	481,271
Bankinter SA	25,185	143,654
CaixaBank SA	57,468	199,024
Naturgy Energy Group SA	8,122	212,319
Repsol SA	75,284	1,006,087
Telefonica SA	333,954	1,643,413
		4,322,557
Sweden — 5.2%
Atlas Copco AB, A Shares	9,537	582,696
Electrolux AB, Series B	29,464	837,015
Evolution AB	8,047	1,498,467
Getinge AB, B Shares	10,701	379,222
Husqvarna AB, B Shares	18,052	265,332
Industrivarden AB, A Shares	15,169	616,960
Kinnevik AB(1)	7,965	287,738
Kinnevik AB, Redemption Shares(1)	7,965	150,269
Lifco AB, B Shares	8,779	195,404
Lundin Energy AB	5,164	176,682
Sandvik AB	7,564	200,645
Securitas AB, B Shares	12,989	212,215
Skanska AB, B Shares	8,730	246,144
SKF AB, B Shares	30,583	825,332
Swedish Match AB	204,520	1,892,117
Telefonaktiebolaget LM Ericsson, B Shares	16,268	217,733
Trelleborg AB, B Shares	7,982	204,381
Volvo AB, B Shares	9,304	244,688
		9,033,040
Switzerland — 6.5%
ABB Ltd.	7,077	241,029
Adecco Group AG	11,111	768,530
Cie Financiere Richemont SA	2,111	255,572
EMS-Chemie Holding AG	1,524	1,430,232
Geberit AG	283	205,302
Georg Fischer AG	157	225,452
Givaudan SA	44	196,532
Holcim Ltd.(1)	3,685	220,334

Kuehne + Nagel International AG	4,272	1,441,360
Logitech International SA	3,579	439,869
Novartis AG	2,363	208,622
Partners Group Holding AG	1,394	2,102,755
Roche Holding AG	3,664	1,281,805
Sika AG	803	258,376
Swatch Group AG (The), Bearer Shares	759	274,581
Swiss Life Holding AG	409	213,113
Swiss Re AG	2,381	230,078
Tecan Group AG	397	198,792
UBS Group AG	13,109	213,497
VAT Group AG	3,386	1,032,256
		11,438,087
Taiwan — 1.4%
Airtac International Group	8,000	289,624
MediaTek, Inc.	25,000	863,677
Novatek Microelectronics Corp.	23,000	417,695
Realtek Semiconductor Corp.(1)	24,000	429,495
Taiwan Semiconductor Manufacturing Co. Ltd.	9,000	191,089
Win Semiconductors Corp.	29,000	340,203
		2,531,783
United Kingdom — 11.4%
Admiral Group plc	3,781	157,295
Ashtead Group plc	4,654	339,187
ASOS plc(1)	3,725	257,370
Associated British Foods plc(1)	6,167	202,386
B&M European Value Retail SA	48,678	396,987
Barratt Developments plc	21,982	235,054
Berkeley Group Holdings plc	3,603	238,578
BP plc	57,612	250,743
Bunzl plc	5,366	173,646
Coca-Cola HBC AG(1)	6,678	242,785
ConvaTec Group plc	77,608	261,158
Croda International plc	1,932	191,037
Dechra Pharmaceuticals plc	3,501	204,427
Direct Line Insurance Group plc	45,608	192,367
Evraz plc	76,115	686,696
Experian plc	14,964	572,804
Ferguson plc	3,475	471,508
Halma plc	5,297	195,340
Hargreaves Lansdown plc	47,703	1,116,808
Hikma Pharmaceuticals plc	13,103	453,445
Imperial Brands plc	25,004	566,392
ITV plc(1)	132,963	241,413
JD Sports Fashion plc(1)	31,914	426,796
Kingfisher plc(1)	158,526	803,790
London Stock Exchange Group plc	1,248	133,790
Mondi plc	9,158	247,096
Next plc(1)	1,588	183,218
Pearson plc	77,774	903,409
Persimmon plc	5,694	254,359
Renishaw plc	2,087	163,454
Rentokil Initial plc	25,757	172,621
Rightmove plc	21,249	181,326
Rio Tinto plc	6,393	549,283

Royal Dutch Shell plc, A Shares	20,133	388,585
Royal Mail plc(1)	26,535	217,398
Sage Group plc (The)	26,135	242,814
Schroders plc	3,844	193,443
Spirax-Sarco Engineering plc	9,931	1,783,424
Unilever plc	46,951	2,811,604
Vodafone Group plc	1,291,475	2,339,369
WPP plc	20,722	285,983
		19,929,188
TOTAL COMMON STOCKS (Cost $146,630,226)		173,790,200
WARRANTS†
Switzerland†
Cie Financiere Richemont SA(1) (Cost $—)	2,770	1,785
TEMPORARY CASH INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $803,395)	803,395	803,395
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $147,433,621)		174,595,380
OTHER ASSETS AND LIABILITIES — 0.3%		556,868
TOTAL NET ASSETS — 100.0%		$175,152,248

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	17.1%
Consumer Discretionary	14.0%
Health Care	12.1%
Materials	11.1%
Financials	10.9%
Consumer Staples	10.6%
Information Technology	10.5%
Communication Services	8.2%
Energy	2.6%
Real Estate	1.3%
Utilities	0.8%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	0.3%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the London Stock Exchange as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,780,087	171,010,113	—
Warrants	—	1,785	—
Temporary Cash Investments	803,395	—	—
	3,583,482	171,011,898	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.